Contingently Redeemable Common Stock	6 Months Ended	12 Months Ended
	Aug. 04, 2018	Feb. 03, 2018
Text Block [Abstract]
Contingently Redeemable Common Stock

10. Contingently Redeemable Common Stock

The Company and certain current and former management employees were party to the Management Stockholders Agreement (the “MSA”). All grants of equity by the Company to the employees were governed by the terms of individual equity award agreements and the MSA through the date of the IPO. The MSA specified certain transfer restrictions, tag-along and drag-along rights, put and call rights and various other rights and restrictions applicable to any equity held by employees. The call right permitted the Company to repurchase common stock held by an employee stockholder following a minimum holding period and prior to the expiration of a specified time period following the later of the employee’s termination of employment with the Company or acquisition of the common stock. If the employee’s employment was terminated for cause, the repurchase price was the least of (a) the fair market value as of the repurchase date, (b) the fair market value at issuance or (c) the price paid by the employee stockholder for such shares. If the employee’s employment was terminated other than for cause, the repurchase price was the fair market value as of the repurchase date.

The MSA also gave the employees the ability to put any shares back to the Company at fair market value upon death or disability while actively employed. As neither death nor disability while actively employed was a certainty, the shares of common stock held by the employee stockholders were considered to be contingently redeemable common stock and were accounted for outside of stockholders’ equity until the shares of common stock were either repurchased by the Company or the put right terminated. The contingently redeemable common stock was recorded at fair value of the common stock as of the date of issuance. Because meeting the contingency was not probable, the contingently redeemable $10.4 million and $9.0 million of mezzanine equity was recorded on the Company’s consolidated balance sheet related to these agreements as of February 3, 2018 and July 29, 2017, respectively. Both the Company’s repurchase right, and the employee stockholder’s put right terminated upon the consummation of the IPO on June 28, 2018 and reclassified all contingently redeemable mezzanine equity to Common Stock on the Company’s consolidated balance sheet. As of August 4, 2018, there was no contingently redeemable Common Stock outstanding in the Company’s consolidated balance sheet.

When the Company exercised its call option to repurchase shares classified outside of stockholders’ equity, it is deemed to be a constructive retirement of the contingently redeemable share for accounting purposes. The Company recorded the excess of the fair value paid to repurchase the share over the carrying value of the contingently redeemable share within additional paid-in capital, as the Company has an accumulated deficit.

10. Contingently Redeemable Common Stock

The Company and certain current and former management employees are party to the Management Stockholders Agreement (the “MSA”). All grants of equity by the Company to the employees are governed by the terms of individual equity award agreements and the MSA. The MSA specifies certain transfer restrictions, tag-along and drag-along rights, put and call rights and various other rights and restrictions applicable to any equity held by employees. The call right permits the Company to repurchase common stock held by an employee stockholder following a minimum holding period and prior to the expiration of a specified time period following the later of the employee’s termination of employment with the Company or acquisition of the common stock. If the employee’s employment is terminated for cause, the repurchase price is the least of (a) the fair market value as of the repurchase date, (b) the fair market value at issuance or (c) the price paid by the employee stockholder for such shares. If the employee’s employment is terminated other than for cause, the repurchase price is the fair market value as of the repurchase date.

The MSA also gives the employees the ability to put any shares back to the Company at fair market value upon death or disability while actively employed. As neither death nor disability while actively employed is a certainty, the shares of common stock held by the employee stockholders are considered to be contingently redeemable common stock and are accounted for outside of stockholders’ equity until the shares of common stock are either repurchased by the Company or the put right terminates. Both the Company’s repurchase right and the employee stockholder’s put right will terminate upon the consummation of an IPO. The contingently redeemable common stock was recorded at fair value of the common stock at the date of issuance. Because meeting the contingency is not probable, the contingently redeemable common stock is not remeasured to fair value at each reporting date. The Company has recorded $8.1 million and $10.4 million of mezzanine equity on its consolidated balance sheet related to these agreements as of January 28, 2017 and February 3, 2018, respectively.

When the Company exercises its call option to repurchase shares classified outside of stockholders’ equity, it is deemed to be a constructive retirement of the contingently redeemable share for accounting purposes. The Company records the excess of the fair value paid to repurchase the share over the carrying value of the contingently redeemable share within additional paid-in capital, as the Company has an accumulated deficit.